Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Key Management Personnel Compensation	Key management personnel compensation
	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Salaries and other short-term employee benefits	$26,810	$33,072	$38,227	$1,249
Post-employment benefits	350	432	486	16
Share-based payments	11,823	8,120	9,366	306
	$38,983	$41,624	$48,079	$1,571